UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2013

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 2.8%
BE Aerospace, Inc. (a)	132,240	$11,504,880
Precision Castparts Corp.	76,420	19,750,749
TransDigm Group, Inc.	64,196	10,047,958

		$41,303,587
Alcoholic Beverages - 2.0%
Beam, Inc.	202,670	$13,686,305
Constellation Brands, Inc., “A” (a)	214,530	15,105,057

		$28,791,362
Apparel Manufacturers - 2.4%
Michael Kors Holdings Ltd. (a)	182,080	$14,848,624
PVH Corp.	149,791	20,060,011

		$34,908,635
Automotive - 3.4%
Delphi Automotive PLC	226,090	$13,237,570
LKQ Corp. (a)	737,610	24,451,771
Tesla Motors, Inc. (a)	28,730	3,656,754
TRW Automotive Holdings Corp. (a)	103,070	7,998,232

		$49,344,327
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (a)	147,690	$18,387,405
Illumina, Inc. (a)	152,140	14,909,720
Regeneron Pharmaceuticals, Inc. (a)	31,016	9,114,362
Vertex Pharmaceuticals, Inc.	57,760	4,009,699

		$46,421,186
Broadcasting - 2.2%
Discovery Communications, Inc., “A” (a)	243,256	$21,228,951
Scripps Networks Interactive, Inc., “A”	141,990	10,591,034

		$31,819,985
Brokerage & Asset Managers - 4.7%
Affiliated Managers Group, Inc. (a)	126,630	$25,357,658
Evercore Partners, Inc.	299,310	16,417,154
IntercontinentalExchange Group, Inc.	124,491	26,552,685

		$68,327,497
Business Services - 9.4%
Bright Horizons Family Solutions, Inc. (a)	460,510	$16,048,774
Cognizant Technology Solutions Corp., “A” (a)	195,609	18,365,729
FleetCor Technologies, Inc. (a)	239,070	29,113,945
Gartner, Inc. (a)	408,030	26,379,139
IHS, Inc., “A” (a)	41,710	4,772,875
Jones Lang LaSalle, Inc.	195,550	19,109,146
Realogy Holdings Corp. (a)	168,850	8,001,801
Verisk Analytics, Inc., “A” (a)	244,540	15,921,999

		$137,713,408

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 2.1%
Charter Communications, Inc., “A” (a)	128,560	$17,368,456
Liberty Global PLC, “A” (a)	156,830	13,457,582

		$30,826,038
Computer Software - 3.4%
Autodesk, Inc. (a)	89,790	$4,062,998
Citrix Systems, Inc. (a)	210,370	12,479,148
CommVault Systems, Inc. (a)	98,860	7,399,671
Qlik Technologies, Inc. (a)	430,800	10,804,464
TIBCO Software, Inc. (a)	617,990	14,936,818

		$49,683,099
Computer Software - Systems - 2.6%
SS&C Technologies Holdings, Inc. (a)	391,073	$16,859,157
Vantiv, Inc., “A” (a)	703,320	21,310,596

		$38,169,753
Construction - 0.8%
Pool Corp.	221,630	$12,420,145

Consumer Services - 1.9%
HomeAway, Inc. (a)	106,310	$3,880,315
Priceline.com, Inc. (a)	20,460	24,395,072

		$28,275,387
Containers - 0.6%
Crown Holdings, Inc. (a)	182,850	$8,070,999

Electrical Equipment - 7.6%
AMETEK, Inc.	546,592	$26,903,258
Amphenol Corp., “A”	238,840	20,301,400
Mettler-Toledo International, Inc. (a)	40,940	10,094,576
Pentair Ltd.	238,560	16,870,963
Sensata Technologies Holding B.V. (a)	201,080	7,838,098
TriMas Corp. (a)	344,260	12,593,031
WESCO International, Inc. (a)	202,010	17,368,820

		$111,970,146
Electronics - 1.2%
Altera Corp.	327,340	$10,556,715
Stratasys Ltd. (a)	56,220	6,621,029

		$17,177,744
Energy - Independent - 3.7%
Antero Resources Corp. (a)	159,850	$8,775,765
Cabot Oil & Gas Corp.	588,510	20,274,170
Gulfport Energy Corp. (a)	187,000	10,926,410
Pioneer Natural Resources Co.	82,456	14,656,554

		$54,632,899
Entertainment - 0.7%
AMC Networks, Inc., “A” (a)	161,690	$10,378,881

Food & Beverages - 1.8%
Chr. Hansen Holding A.S.	408,187	$14,967,675
Mead Johnson Nutrition Co., “A”	130,400	11,020,104

		$25,987,779

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.6%
Extended Stay America, Inc. (a)	123,710	$3,115,018
Wynn Resorts Ltd.	120,190	19,935,915

		$23,050,933
General Merchandise - 0.6%
Five Below, Inc. (a)	168,170	$8,939,917

Insurance - 0.8%
Lincoln National Corp.	214,690	$11,020,038

Internet - 2.5%
ChannelAdvisor Corp. (a)	155,790	$5,348,271
LinkedIn Corp., “A” (a)	43,617	9,771,517
Pandora Media, Inc. (a)	141,450	4,017,180
Shutterstock, Inc. (a)	67,120	4,965,538
Twitter, Inc. (a)	193,640	8,049,615
Yelp, Inc. (a)	68,470	4,155,444

		$36,307,565
Leisure & Toys - 0.6%
Brunswick Corp.	206,520	$9,437,964

Machinery & Tools - 4.2%
Flowserve Corp.	110,922	$7,917,612
Joy Global, Inc.	169,890	9,608,978
Polypore International, Inc. (a)	80,170	3,044,857
Roper Industries, Inc.	196,104	25,434,689
WABCO Holdings, Inc. (a)	177,860	15,758,396

		$61,764,532
Major Banks - 0.7%
Morgan Stanley	331,720	$10,382,836

Medical & Health Technology & Services - 4.3%
Advisory Board Co. (a)	163,750	$10,597,900
Catamaran Corp. (a)	142,820	6,516,877
Cerner Corp. (a)	287,550	16,525,499
Covance, Inc. (a)	86,080	7,263,430
Henry Schein, Inc. (a)	190,680	21,737,520

		$62,641,226
Medical Equipment - 3.9%
Cooper Cos., Inc.	81,107	$10,685,036
Endologix, Inc. (a)	358,270	6,402,285
PerkinElmer, Inc.	441,130	16,780,585
Thermo Fisher Scientific, Inc.	234,540	23,653,359

		$57,521,265
Oil Services - 1.6%
Core Laboratories N.V.	45,539	$8,294,473
Dresser-Rand Group, Inc. (a)	106,650	6,019,326
FMC Technologies, Inc. (a)	197,170	9,483,877

		$23,797,676
Other Banks & Diversified Financials - 1.8%
MasterCard, Inc., “A”	34,928	$26,573,572

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 4.9%
Actavis PLC (a)	158,050	$25,773,214
Endo Health Solutions, Inc. (a)	97,160	6,528,180
Perrigo Co.	151,080	23,551,861
Valeant Pharmaceuticals International, Inc. (a)	140,720	15,427,134

		$71,280,389
Pollution Control - 0.7%
Stericycle, Inc. (a)	86,165	$10,122,664

Railroad & Shipping - 1.3%
Kansas City Southern Co.	159,512	$19,304,142

Real Estate - 0.5%
Host Hotels & Resorts, Inc., REIT	383,480	$7,059,867

Restaurants - 1.1%
BJ’s Restaurants, Inc. (a)	86,810	$2,573,048
Chipotle Mexican Grill, Inc., “A” (a)	26,255	13,753,944

		$16,326,992
Specialty Chemicals - 2.2%
Airgas, Inc.	78,590	$8,537,232
FMC Corp.	198,010	14,427,009
W.R. Grace & Co. (a)	102,700	9,862,281

		$32,826,522
Specialty Stores - 6.1%
Advance Auto Parts, Inc.	88,010	$8,889,890
GameStop Corp., “A”	119,530	5,767,323
Monro Muffler Brake, Inc.	129,570	6,874,984
O’Reilly Automotive, Inc. (a)	55,670	6,956,523
PetSmart, Inc.	114,130	8,458,174
Ross Stores, Inc.	339,380	25,948,995
Tiffany & Co.	126,050	11,236,097
Tractor Supply Co.	203,517	14,899,480

		$89,031,466
Telecommunications - Wireless - 2.0%
American Tower Corp., REIT	258,590	$20,110,544
SBA Communications Corp. (a)	110,310	9,395,103

		$29,505,647
Total Common Stocks		$1,433,118,070

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	30,775,701	$30,775,701
Total Investments		$1,463,893,771

Other Assets, Less Liabilities - 0.0%		392,834
Net Assets - 100.0%		$1,464,286,605

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,433,118,070	$—	$—	$1,433,118,070
Mutual Funds	30,775,701	—	—	30,775,701
Total Investments	$1,463,893,771	$—	$—	$1,463,893,771

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,097,508,501
Gross unrealized appreciation	380,566,972
Gross unrealized depreciation	(14,181,702)
Net unrealized appreciation (depreciation)	$366,385,270

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,818,119	60,868,775	(56,911,193)	30,775,701

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,347	$30,775,701

6

QUARTERLY REPORT

November 30, 2013

MFS® GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 86.6%
Fannie Mae, 0.04%, due 12/02/13	$318,000	$318,000
Fannie Mae, 0.085%, due 12/11/13	100,000	99,998
Fannie Mae, 0.06%, due 1/06/14	330,000	329,980
Fannie Mae, 0.075%, due 1/07/14	100,000	99,992
Federal Home Loan Bank, 0.06%, due 12/04/13	300,000	299,999
Federal Home Loan Bank, 0.05%, due 12/06/13	150,000	149,999
Federal Home Loan Bank, 0.07%, due 1/13/14	400,000	399,967
Federal Home Loan Bank, 0.09%, due 1/29/14	100,000	99,985
Federal Home Loan Bank, 0.083%, due 2/12/14	250,000	249,958
Federal Home Loan Bank, 0.1%, due 4/04/14	350,000	349,879
Federal Home Loan Bank, 0.11%, due 5/14/14	100,000	99,950
Freddie Mac, 0.035%, due 12/02/13	800,000	799,999
Freddie Mac, 0.11%, due 12/03/13	300,000	299,998
Freddie Mac, 0.06%, due 1/14/14	480,000	479,965
Freddie Mac, 0.12%, due 1/14/14	400,000	399,941
Freddie Mac, 0.08%, due 1/27/14	362,000	361,954
Freddie Mac, 0.07%, due 2/04/14	320,000	319,960
Freddie Mac, 0.07%, due 2/11/14	500,000	499,930
Freddie Mac, 0.07%, due 2/18/14	442,000	441,932
Freddie Mac, 0.075%, due 2/26/14	200,000	199,964
U.S. Treasury Bill, 0.085%, due 12/05/13	520,000	519,995
U.S. Treasury Bill, 0.02%, due 12/12/13	437,000	436,997
U.S. Treasury Bill, 0.09%, due 12/19/13	100,000	99,996
U.S. Treasury Bill, 0.03%, due 1/02/14	300,000	299,992
U.S. Treasury Bill, 0.027%, due 1/16/14	490,000	489,983
U.S. Treasury Bill, 0.045%, due 1/30/14	250,000	249,981
U.S. Treasury Bill, 0.06%, due 2/06/14	250,000	249,972
U.S. Treasury Bill, 0.042%, due 2/20/14	495,000	494,953
U.S. Treasury Bill, 0.05%, due 2/27/14	505,000	504,938
U.S. Treasury Bill, 0.07%, due 4/24/14	490,000	489,863
U.S. Treasury Bill, 0.075%, due 5/01/14	250,000	249,921
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$10,387,941

Repurchase Agreements - 13.4%
Goldman Sachs Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $1,273,007 (secured by U.S. Treasury and Federal Agency obligations valued at $1,298,462 in a jointly traded account)	$1,273,000	$1,273,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $327,002 (secured by U.S. Treasury and Federal Agency obligations valued at $333,540 in a jointly traded account)	327,000	327,000
Total Repurchase Agreements, at Cost and Value		$1,600,000
Total Investments, at Amortized Cost and Value		$11,987,941

Other Assets, Less Liabilities - 0.0%		2,239
Net Assets - 100.0%		$11,990,180

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $11,987,941.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$11,987,941	$—	$11,987,941

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

November 30, 2013

MFS® MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 25.0%
Major Banks - 15.8%
Bank of Montreal/Chicago Branch, 0.18%, due 1/07/14	$15,680,000	$15,680,000
Bank of Nova Scotia/Houston Branch, 0.15%, due 2/25/14	6,796,000	6,796,000
Canadian Imperial Bank of Commerce/New York Branch, 0.06%, due 12/17/13	15,533,000	15,533,000
Chase Bank USA N.A., 0.22%, due 12/04/13	8,680,000	8,680,000
Toronto Dominion Holdings (USA), Inc., 0.085%, due 1/14/14	8,186,000	8,186,000
Toronto Dominion Holdings (USA), Inc., 0.1%, due 1/28/14	7,360,000	7,360,000

		$62,235,000
Other Banks & Diversified Financials - 9.2%
Branch Banking & Trust Co., 0.05%, due 12/02/13	$4,683,000	$4,683,000
Mizuho Corporate Bank (USA)/New York Branch, 0.17%, due 1/17/14	15,592,000	15,592,000
National Bank of Canada/New York Branch, 0.19%, due 4/22/14	15,825,000	15,825,000

		$36,100,000
Total Certificates of Deposit, at Cost and Value		$98,335,000

Commercial Paper (y) - 36.7%
Automotive - 5.9%
American Honda Finance Corp., 0.1%, due 1/06/14	$7,234,000	$7,233,277
American Honda Finance Corp., 0.11%, due 1/23/14	4,863,000	4,862,212
Toyota Motor Credit Corp., 0.09%, due 12/03/13	5,924,000	5,923,970
Toyota Motor Credit Corp., 0.1%, due 2/04/14	5,173,000	5,172,066

		$23,191,525
Computer Software - Systems - 0.6%
International Business Machines Corp., 0.07%, due 12/05/13 (t)	$2,265,000	$2,264,982

Conglomerates - 0.7%
Siemens Capital Corp., 0.08%, due 12/18/13 (t)	$2,635,000	$2,634,900

Consumer Products - 4.0%
Procter & Gamble Co., 0.1%, due 2/10/14 (t)	$8,955,000	$8,953,234
Procter & Gamble Co., 0.11%, due 1/21/14 (t)	6,703,000	6,701,955

		$15,655,189
Financial Institutions - 4.0%
General Electric Capital Corp., 0.12%, due 2/11/14	$15,663,000	$15,659,241

Food & Beverages - 9.6%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/21/14 (t)	$1,130,000	$1,129,648
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/27/14 (t)	14,810,000	14,804,372
Coca-Cola Co., 0.11%, due 1/24/14 (t)	4,360,000	4,359,281
Coca-Cola Co., 0.19%, due 6/23/14 (t)	2,095,000	2,092,744
PepsiCo, Inc., 0.06%, due 1/13/14 (t)	7,839,000	7,838,438
PepsiCo, Inc., 0.06%, due 2/07/14 (t)	7,700,000	7,699,127

		$37,923,610
Major Banks - 5.6%
JPMorgan Chase & Co., 0.22%, due 12/09/13	$6,387,000	$6,386,688
Wells Fargo & Co., 0.18%, due 12/06/13	14,765,000	14,764,631
Wells Fargo & Co., 0.2%, due 5/02/14	1,015,000	1,014,143

		$22,165,462

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Pharmaceuticals - 2.4%
Johnson & Johnson, 0.13%, due 1/08/14 (t)	$9,539,000	$9,537,691

Retailers - 3.9%
Wal-Mart Stores, Inc., 0.04%, due 12/10/13 (t)	$10,975,000	$10,974,890
Wal-Mart Stores, Inc., 0.06%, due 12/16/13 (t)	4,587,000	4,586,885

		$15,561,775
Total Commercial Paper, at Amortized Cost and Value		$144,594,375

U.S. Government Agencies and Equivalents (y) - 29.8%
Fannie Mae, 0.085%, due 12/11/13	$4,200,000	$4,199,901
Federal Home Loan Bank, 0.05%, due 1/06/14	1,050,000	1,049,950
Federal Home Loan Bank, 0.05%, due 1/10/14	1,200,000	1,199,933
Federal Home Loan Bank, 0.083%, due 2/12/14	1,000,000	999,832
U.S. Treasury Bill, 0.085%, due 12/05/13	15,390,000	15,389,855
U.S. Treasury Bill, 0.02%, due 12/12/13	17,819,000	17,818,891
U.S. Treasury Bill, 0.09%, due 12/19/13	5,000,000	4,999,775
U.S. Treasury Bill, 0.03%, due 1/02/14	10,047,000	10,046,732
U.S. Treasury Bill, 0.027%, due 1/16/14	8,926,000	8,925,686
U.S. Treasury Bill, 0.045%, due 1/30/14	322,000	321,976
U.S. Treasury Bill, 0.042%, due 2/20/14	16,115,000	16,113,459
U.S. Treasury Bill, 0.05%, due 2/27/14	16,110,000	16,108,031
U.S. Treasury Bill, 0.07%, due 4/24/14	8,209,000	8,206,701
U.S. Treasury Bill, 0.075%, due 5/01/14	12,015,000	12,011,220
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$117,391,942

Floating Rate Demand Notes - 4.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 12/02/13	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 12/02/13	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 4.0%
Goldman Sachs Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $12,608,074 (secured by U.S. Treasury and Federal Agency obligations valued at $12,860,181 in a jointly traded account)	$12,608,000	$12,608,000
Merrill Lynch, Pierce, Fenner, & Smith, Inc. Repurchase Agreement, 0.07%, dated 11/29/13, due 12/02/13, total to be received $3,229,019 (secured by U.S. Treasury and Federal Agency obligations valued at $3,293,581 in a jointly traded account)	3,229,000	3,229,000
Total Repurchase Agreements, at Cost and Value		$15,837,000
Total Investments, at Amortized Cost and Value		$393,258,317

Other Assets, Less Liabilities - 0.2%		656,877
Net Assets - 100.0%		$393,915,194

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $393,258,317.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$393,258,317	$—	$393,258,317

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2013

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Aerospace - 1.6%
FLIR Systems, Inc.	5,600	$166,152
MTU Aero Engines Holding AG	1,400	131,603
Saab AB	6,610	136,143

		$433,898
Airlines - 2.3%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	24,840	$351,238
Stagecoach Group PLC	35,979	215,238
Vopak	947	56,689

		$623,165
Apparel Manufacturers - 1.8%
Arezzo Industria e Comercio S.A.	8,700	$107,713
Cia.Hering S.A.	7,100	93,531
Gerry Weber International AG	1,378	58,055
Stella International Holdings	20,500	49,766
Vince Holding Corp. (a)	6,370	186,450

		$495,515
Automotive - 1.1%
D’Ieteren S.A.	1,210	$56,781
Guangzhou Automobile Group Co. Ltd., “H”	68,000	90,344
Thai Stanley Electric PLC	11,700	79,798
USS Co. Ltd.	5,400	74,165

		$301,088
Broadcasting - 0.4%
Proto Corp.	7,300	$101,614

Brokerage & Asset Managers - 1.8%
Aberdeen Asset Management PLC	20,759	$167,224
Computershare Ltd.	4,376	43,378
IG Group Holdings PLC	4,305	41,209
LPL Financial Holdings, Inc.	3,860	165,478
Rathbone Brothers PLC	2,583	65,850

		$483,139
Business Services - 8.3%
Amadeus IT Holding S.A.	3,839	$143,791
Amsterdam Commodities N.V.	3,570	78,221
Brenntag AG	347	61,626
Bright Horizons Family Solutions, Inc. (a)	8,170	284,725
Bunzl PLC	13,472	305,974
Concur Technologies, Inc. (a)	860	83,497
Constant Contact, Inc. (a)	13,210	361,558
Copart, Inc. (a)	4,430	152,525
Diploma PLC	6,712	76,880
DKSH Holding Ltd.	920	73,030
Forrester Research, Inc.	2,440	97,551
Gartner, Inc. (a)	3,260	210,759
Intertek Group PLC	892	44,327
Performant Financial Corp. (a)	7,430	77,941
Sodexo	629	63,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Xoom Corp. (a)	5,410	$149,505

		$2,265,105
Cable TV - 0.6%
Astro Malaysia Holdings Berhad	112,600	$102,014
Ziggo N.V.	1,580	67,713

		$169,727
Chemicals - 0.2%
Marrone Bio Innovations, Inc. (a)	2,610	$38,915

Computer Software - 4.3%
ANSYS, Inc. (a)	1,380	$118,225
CommVault Systems, Inc. (a)	4,320	323,352
OBIC Business Consultants Co. Ltd.	3,600	118,600
OBIC Co. Ltd.	5,200	152,531
Qlik Technologies, Inc. (a)	12,660	317,513
SolarWinds, Inc. (a)	4,010	134,094

		$1,164,315
Computer Software - Systems - 5.4%
Brother Industries, Ltd.	15,000	$190,200
Cvent, Inc. (a)	2,920	95,103
E2open, Inc. (a)	3,420	76,198
Fleetmatics Group PLC (a)	4,470	172,989
Linx S.A.	4,000	79,426
MiX Telematics Ltd., SP ADR (a)	10,400	134,472
Model N, Inc. (a)	16,710	137,189
SciQuest, Inc. (a)	6,394	178,776
SS&C Technologies Holdings, Inc. (a)	7,230	311,685
Vantiv, Inc., “A” (a)	3,490	105,747

		$1,481,785
Construction - 0.4%
Bellway PLC	2,430	$57,337
PT Semen Gresik Tbk.	39,500	42,265

		$99,602
Consumer Products - 0.1%
Uni-Charm Corp.	500	$31,627

Consumer Services - 3.8%
Anhanguera Educacional Participacoes S.A.	18,700	$124,653
Diamond Resorts International, Inc. (a)	9,240	165,119
Dignity PLC	8,718	191,153
HomeAway, Inc. (a)	5,570	203,305
Kroton Educacional S.A.	16,026	269,474
MakeMyTrip Ltd. (a)	5,820	92,887

		$1,046,591
Containers - 0.8%
Mayr-Melnhof Karton AG	1,333	$164,790
Viscofan S.A.	1,034	55,947

		$220,737

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 2.3%
AMETEK, Inc.	1,995	$98,194
Domino Printing Sciences PLC	5,024	57,874
IMI PLC	4,600	110,496
MSC Industrial Direct Co., Inc., “A”	1,773	136,255
Sensata Technologies Holding B.V. (a)	4,060	158,259
Spectris PLC	1,734	69,033

		$630,111
Electronics - 3.8%
Mellanox Technologies Ltd. (a)	3,700	$144,078
Rubicon Technology, Inc. (a)	15,630	159,113
Silicon Laboratories, Inc. (a)	3,540	138,237
Stanley Electric Co., Ltd.	3,700	81,444
Stratasys Ltd. (a)	1,170	137,791
Ultratech, Inc. (a)	8,270	218,824
Universal Display Corp. (a)	1,760	63,554
Veeco Instruments, Inc. (a)	3,180	102,460

		$1,045,501
Energy - Independent - 5.0%
Alpha Natural Resources, Inc. (a)	17,260	$115,297
Antero Resources Corp. (a)	4,610	253,089
Cabot Oil & Gas Corp.	7,310	251,830
CONSOL Energy, Inc.	8,970	319,153
Goodrich Petroleum Corp. (a)	3,430	65,993
Peabody Energy Corp.	5,330	97,006
Range Resources Corp.	2,790	216,644
Walter Energy, Inc.	3,470	49,378

		$1,368,390
Engineering - Construction - 0.9%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	9,200	$107,975
Team, Inc. (a)	3,460	141,583

		$249,558
Food & Beverages - 3.4%
Bakkafrost P/f	13,250	$195,716
Cranswick PLC	11,166	208,471
Devro PLC	31,925	154,000
Grupo Lala S.A.B. de C.V.	54,000	119,427
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,200	145,314
Mead Johnson Nutrition Co., “A”	750	63,383
Shenguan Holdings Group Ltd.	118,000	51,446

		$937,757
Food & Drug Stores - 2.0%
Brazil Pharma S.A. (a)	23,600	$72,188
Cosmos Pharmaceutical Corp.	400	42,755
Fairway Group Holdings Corp. (a)	11,050	209,840
O’Key Group S.A., GDR	6,534	82,198
Sundrug Co. Ltd.	1,500	67,573
Wumart Stores, Inc., “H”	38,000	58,819

		$533,373
Furniture & Appliances - 0.4%
SodaStream International Ltd. (a)	2,000	$114,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - 1.2%
Norwegian Cruise Line Holdings Ltd. (a)	5,510	$187,891
Paddy Power PLC	1,645	126,290

		$314,181
General Merchandise - 1.3%
Clicks Group Ltd.	10,123	$64,047
Dollarama, Inc.	1,700	137,418
Lojas Renner S.A.	2,500	66,595
Mr. Price Group Ltd.	5,461	83,081

		$351,141
Insurance - 0.7%
Brasil Insurance Participacoes e Administracao S.A.	5,000	$41,598
Jardine Lloyd Thompson Group PLC	9,402	157,691

		$199,289
Internet - 1.4%
ChannelAdvisor Corp. (a)	2,610	$89,601
Millennial Media, Inc. (a)	8,620	54,823
Shutterfly, Inc. (a)	3,810	179,946
Shutterstock, Inc. (a)	620	45,868

		$370,238
Machinery & Tools - 8.3%
Allison Transmission Holdings, Inc.	7,360	$200,339
Burckhardt Compression Holding AG	385	159,284
Finning International, Inc.	2,910	67,564
IPG Photonics Corp.	4,235	307,122
Joy Global, Inc.	5,840	330,310
Kennametal, Inc.	4,540	215,559
Nordson Corp.	2,120	152,894
Polypore International, Inc. (a)	6,540	248,389
Sartorius AG, IPS	744	83,403
Spirax-Sarco Engineering PLC	1,400	67,144
United Rentals, Inc. (a)	3,110	213,750
WABCO Holdings, Inc. (a)	2,411	213,615

		$2,259,373
Medical & Health Technology & Services - 2.5%
Advisory Board Co. (a)	3,278	$212,152
Capital Senior Living Corp. (a)	830	18,534
Fleury S.A.	2,500	20,863
Healthcare Services Group, Inc.	8,580	248,734
Kobayashi Pharmaceutical Co. Ltd.	1,200	65,479
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	126,669	119,082

		$684,844
Medical Equipment - 6.5%
Align Technology, Inc. (a)	2,464	$134,633
Cardiovascular Systems, Inc. (a)	7,450	247,340
Cepheid, Inc. (a)	5,807	263,754
DENTSPLY International, Inc.	2,100	99,876
DexCom, Inc. (a)	4,060	134,345
Endologix, Inc. (a)	18,088	323,233
GenMark Diagnostics, Inc. (a)	5,680	67,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Globus Medical, Inc., “A” (a)	8,160	$157,162
Nakanishi, Inc.	500	69,208
Novadaq Technologies, Inc. (a)	2,140	35,631
NxStage Medical, Inc. (a)	6,416	65,507
Sonova Holding AG	562	78,310
TearLab Corp. (a)	7,910	74,117
Uroplasty, Inc. (a)	7,827	24,107

		$1,774,815
Metals & Mining - 3.8%
Century Aluminum Co. (a)	13,080	$117,720
Globe Specialty Metals, Inc.	10,474	186,437
GrafTech International Ltd. (a)	19,040	219,341
Horsehead Holding Corp. (a)	15,440	231,137
Iluka Resources Ltd.	20,086	160,344
Molycorp, Inc. (a)	23,740	113,477

		$1,028,456
Natural Gas - Pipeline - 0.5%
StealthGas, Inc.	10,860	$133,361

Network & Telecom - 0.2%
VTech Holdings Ltd.	3,800	$50,781

Oil Services - 3.4%
AMEC PLC	2,880	$53,346
Atwood Oceanics, Inc. (a)	4,710	247,558
Core Laboratories N.V.	469	85,424
Dresser-Rand Group, Inc. (a)	2,990	168,756
Frank’s International N.V.	11,300	270,409
Helmerich & Payne, Inc.	1,200	92,400

		$917,893
Other Banks & Diversified Financials - 1.3%
Credicorp Ltd.	345	$44,333
First Republic Bank	6,273	320,550

		$364,883
Pharmaceuticals - 1.2%
Kythera Biopharmaceuticals, Inc. (a)	2,208	$86,068
Tsumura & Co.	6,000	162,761
Virbac	439	86,256

		$335,085
Railroad & Shipping - 2.3%
Diana Shipping, Inc. (a)	23,900	$273,655
Navigator Holdings Ltd. (a)	6,835	144,560
Navios Maritime Holdings, Inc.	28,290	218,965

		$637,180
Real Estate - 1.3%
Brasil Brokers Participacoes	15,800	$38,108
Deutsche Wohnen AG	3,718	74,745
LEG Immobilien AG	1,710	98,286
Midland Holdings Ltd.	322,000	142,879

		$354,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 2.0%
Ajisen China Holdings Ltd.	22,000	$22,333
Arcos Dorados Holdings, Inc.	19,950	243,390
BJ’s Restaurants, Inc. (a)	5,870	173,987
Chuy’s Holdings, Inc. (a)	1,610	56,092
Domino’s Pizza UK & IRL PLC	6,438	57,887

		$553,689
Specialty Chemicals - 3.5%
Croda International PLC	8,188	$311,370
Elementis PLC	15,835	67,239
Fuchs Petrolub SE, IPS	858	81,120
Symrise AG	3,771	167,044
Tronox Ltd., “A”	10,540	223,975
W.R. Grace & Co. (a)	1,056	101,408

		$952,156
Specialty Stores - 2.0%
Citi Trends, Inc. (a)	5,492	$90,673
MonotaRO Co. Ltd.	6,100	123,256
Monro Muffler Brake, Inc.	3,372	178,918
NEXT PLC	713	64,109
Tile Shop Holdings, Inc. (a)	4,790	80,233

		$537,189
Telephone Services - 1.2%
Bezeq - The Israel Telecommunication Corp. Ltd.	74,830	$125,142
PT XL Axiata Tbk	88,500	36,991
TDC A.S.	18,871	169,298

		$331,431
Trucking - 2.6%
Atlas Air Worldwide Holdings, Inc. (a)	5,887	$226,061
DSV A.S.	1,445	44,221
Kintetsu World Express, Inc.	2,300	89,692
Swift Transportation Co. (a)	14,810	342,852

		$702,826
Total Common Stocks		$26,689,302

	First Exercise

Warrants - 0.3%
Consumer Products - 0.2%
Merrill Lynch International & Co. (Dabur Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	16,642	$44,145

Other Banks & Diversified Financials - 0.1%
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/30/10	759	$960
Merrill Lynch International & Co. (Federal Bank Ltd. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/04/13	21,185	26,782

			$27,742
Total Warrants			$71,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,177,985	$1,177,985
Total Investments		$27,939,174

Other Assets, Less Liabilities - (2.5)%		(692,566)
Net Assets - 100.0%		$27,246,608

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,887, representing 0.26% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,441,188	$—	$—	$15,441,188
United Kingdom	2,688,413	—	—	2,688,413
Japan	1,370,902	—	—	1,370,902
Brazil	1,059,465	—	—	1,059,465
Germany	755,880	—	—	755,880
Greece	625,980	—	—	625,980
Mexico	578,641	—	—	578,641
Israel	377,893	—	—	377,893
Switzerland	310,624	—	—	310,624
Other Countries	3,400,519	151,684	—	3,552,203
Mutual Funds	1,177,985	—	—	1,177,985
Total Investments	$27,787,490	$151,684	$—	$27,939,174

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $1,617,566 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$24,430,408
Gross unrealized appreciation	4,395,032
Gross unrealized depreciation	(886,266)
Net unrealized appreciation (depreciation)	$3,508,766

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	465,808	5,311,611	(4,599,434)	1,177,985

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$174	$1,177,985

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2013, are as follows:

United States	58.4%
United Kingdom	9.9%
Japan	5.0%
Brazil	3.9%
Germany	2.8%
Greece	2.3%
Mexico	2.1%
Israel	1.4%
Switzerland	1.1%
Other Countries	13.1%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2014

*	Print name and title of each signing officer under his or her signature.